LEASES (Tables)	12 Months Ended
Dec. 31, 2024
LEASES
Schedule of components of operating lease costs

	Year Ended
	December 31,
	2024	2023	2022
Fixed lease cost	$9,850	$10,979	$9,271
Variable lease cost	393	477	260
Sublease income	(173)	(1,167)	(1,516)
Total net lease costs	$10,070	$10,289	$8,015

Schedule of weighted-average remaining lease term and discount rate

Year Ended
December 31,
2024
Weighted average remaining lease term	8.82 years
Weighted average discount rate	5.05%

Schedule of supplemental cash flows information related to the lease costs for operating leases

Year Ended
December 31,
2024
Cash paid for amounts included in measurement of lease liabilities:
Operating cash flows for operating leases	$9,003

Schedule of maturities of operating lease liabilities

Year ending December 31,
2025	$5,996
2026	5,259
2027	4,287
2028	4,170
2029 and thereafter	26,870

Total lease payments	$46,582

Less - imputed interest	$(10,120)
Present value of lease liabilities	$36,462

Schedule of future sales-type lease receipts

Year ending December 31,
2025	$8,959
2026	8,348
2027	4,625
2028	2,271
2029 and thereafter	4,141
Total future minimum receipts	$28,344
Less - unearned interest income	$(909)
Total	$27,435